Share Capital - Schedule of Share Capital (Details)		12 Months Ended			13 Months Ended
		Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 MYR (RM) shares	Jun. 30, 2025 MYR (RM) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 MYR (RM) shares
Schedule of Share Capital [Line Items]
Balance at beginning (in Dollars and Ringgits) | RM			RM 575
Issuance of Class A Ordinary Shares, Underlying Pre-Funded Warrants and Underlying Series B Warrants | RM			37,737,822	RM 27,487,123
Issuance of ordinary shares from the exercise of warrants (in Dollars and Ringgits)		$ 3,599	14,692
Balance at ending (in Dollars and Ringgits)		$ 4,318	RM 17,626	575		RM 575
Ordinary shares – Class A [Member]
Schedule of Share Capital [Line Items]
Issuance of ordinary shares from the exercise of warrants shares	[1]	1,477,611	1,477,611
Balance at ending	[1]	1,521,351	1,521,351
Ordinary shares – Class B [Member]
Schedule of Share Capital [Line Items]
Issuance of ordinary shares from the exercise of warrants shares	[1]
Balance at ending	[1]	250,000	250,000
Number of shares [Member]
Schedule of Share Capital [Line Items]
Issuance of ordinary shares from the exercise of warrants shares		1,477,611	1,477,611
Balance at ending		1,771,351	1,771,351
Paid-up Capital [Member]
Schedule of Share Capital [Line Items]
Balance at beginning (in Dollars and Ringgits)		$ 141	RM 575		$ 118	482
Issuance of Class A Ordinary Shares, Underlying Pre-Funded Warrants and Underlying Series B Warrants		$ 578	RM 2,359		23	93
Balance at ending (in Dollars and Ringgits)				RM 575	$ 141	RM 575
Paid-up Capital [Member] | Ordinary shares – Class A [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	[1]	43,740	43,740		35,000	35,000
New issued shares	[1]
Balance at ending	[1]			43,740	43,740	43,740
Paid-up Capital [Member] | Ordinary shares – Class B [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	[1]	10,000	10,000		10,000	10,000
New issued shares	[1]	240,000	240,000		0	0
Balance at ending	[1]			10,000	10,000	10,000
Paid-up Capital [Member] | Number of shares [Member]
Schedule of Share Capital [Line Items]
Balance at beginning		53,740	53,740		45,000	45,000
New issued shares		240,000	240,000		8,740	8,740
Balance at ending				53,740	53,740	53,740

[1]	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.